UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

FORM N-Q

FEBRUARY 28, 2019

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.4%
U.S. Government Agencies - 0.1%
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	2,000,000	$1,969,108

U.S. Government Obligations - 24.3%
U.S. Treasury Bonds	3.750%	11/15/43	74,120,000	82,797,251
U.S. Treasury Bonds	2.500%	2/15/45	11,210,000	10,035,577
U.S. Treasury Bonds	3.000%	5/15/45	11,260,000	11,101,656
U.S. Treasury Bonds	2.875%	8/15/45	37,020,000	35,634,642
U.S. Treasury Bonds	3.000%	5/15/47	30,340,000	29,869,493
U.S. Treasury Bonds	2.750%	8/15/47	170,000	159,083
U.S. Treasury Bonds	2.750%	11/15/47	11,130,000	10,406,115
U.S. Treasury Bonds	3.000%	2/15/48	6,490,000	6,378,200
U.S. Treasury Bonds	3.125%	5/15/48	4,070,000	4,098,379
U.S. Treasury Bonds	3.000%	8/15/48	18,670,000	18,349,839
U.S. Treasury Bonds	3.375%	11/15/48	20,870,000	22,064,726
U.S. Treasury Bonds	3.000%	2/15/49	7,320,000	7,198,191
U.S. Treasury Notes	1.375%	2/15/20	900,000	890,086
U.S. Treasury Notes	1.625%	6/30/20	650,000	642,142
U.S. Treasury Notes	1.375%	5/31/21	8,800,000	8,583,438
U.S. Treasury Notes	1.125%	6/30/21	1,680,000	1,628,550
U.S. Treasury Notes	2.875%	10/15/21	970,000	979,226
U.S. Treasury Notes	1.875%	1/31/22	6,140,000	6,033,749
U.S. Treasury Notes	1.875%	4/30/22	1,910,000	1,874,784
U.S. Treasury Notes	2.500%	1/31/24	20,000,000	19,990,234
U.S. Treasury Notes	2.000%	6/30/24	22,830,000	22,210,201
U.S. Treasury Notes	2.000%	2/15/25	19,010,000	18,400,343
U.S. Treasury Notes	2.875%	5/31/25	16,650,000	16,922,189
U.S. Treasury Notes	3.125%	11/15/28	1,760,000	1,821,497

Total U.S. Government Obligations				338,069,591

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $344,090,010)				340,038,699

CORPORATE BONDS & NOTES - 23.4%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.5%
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	390,000	364,848	(a)
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,710,000	2,390,536

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	3,150,000	$3,090,938	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	930,000	953,250	(a)

Total Diversified Telecommunication Services				6,799,572

Media - 1.5%
21st Century Fox America Inc., Senior Notes	8.450%	8/1/34	440,000	648,642
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,040,000	2,990,600	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	560,000	564,200	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.250%	9/30/22	70,000	71,488
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	1,090,000	1,075,470	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	60,000	57,863	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	1,010,000	975,801
Comcast Corp., Senior Notes	4.700%	10/15/48	4,640,000	4,834,491
DISH DBS Corp., Senior Notes	7.875%	9/1/19	350,000	357,875
DISH DBS Corp., Senior Notes	5.875%	11/15/24	970,000	820,572
DISH DBS Corp., Senior Notes	7.750%	7/1/26	850,000	737,375
Fox Corp., Senior Notes	4.709%	1/25/29	1,390,000	1,445,032	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	430,000	453,749	(a)
Myriad International Holdings BV, Senior Notes	5.500%	7/21/25	2,460,000	2,574,144	(a)
Myriad International Holdings BV, Senior Notes	4.850%	7/6/27	1,660,000	1,673,424	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	650,000	728,744
UBM PLC, Senior Notes	5.750%	11/3/20	920,000	948,651	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.250%	1/15/26	200,000	200,958	(a)

Total Media				21,159,079

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 0.5%
Millicom International Cellular SA, Senior Notes	6.625%	10/15/26	1,950,000	$2,025,075	(a)
Sprint Capital Corp., Senior Notes	6.900%	5/1/19	2,310,000	2,324,438
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	3,190,000	3,161,498

Total Wireless Telecommunication Services				7,511,011

TOTAL COMMUNICATION SERVICES				35,469,662

CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.3%
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	286,000	293,508
IHO Verwaltungs GmbH, Senior Secured Notes, (4.500% Cash or 5.250% PIK)	4.500%	9/15/23	2,030,000	1,974,987	(a)(b)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	866,000	873,631	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	1,050,000	1,025,267	(a)

Total Auto Components				4,167,393

Automobiles - 0.1%
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	500,000	508,566
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	120,000	119,255
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	800,000	803,526

Total Automobiles				1,431,347

Diversified Consumer Services - 0.0%
Service Corp. International, Senior Notes	7.500%	4/1/27	230,000	255,300

Hotels, Restaurants & Leisure - 0.4%
Aramark Services Inc., Senior Notes	5.000%	4/1/25	1,020,000	1,040,400	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	20,000	20,760
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	260,000	268,543
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	200,000	201,500	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	40,000	39,900

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	720,000	$719,100
Sands China Ltd., Senior Notes	4.600%	8/8/23	520,000	528,114
Sands China Ltd., Senior Notes	5.125%	8/8/25	730,000	747,360
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,760,000	1,720,400	(a)

Total Hotels, Restaurants & Leisure				5,286,077

Household Durables - 0.2%
Lennar Corp., Senior Notes	4.750%	11/15/22	500,000	512,969
Lennar Corp., Senior Notes	4.500%	4/30/24	380,000	378,100
Lennar Corp., Senior Notes	4.750%	5/30/25	110,000	110,859
Lennar Corp., Senior Notes	5.000%	6/15/27	60,000	59,025
Toll Brothers Finance Corp., Senior Notes	5.875%	2/15/22	440,000	463,650
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	930,000	934,650

Total Household Durables				2,459,253

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	2,540,000	2,549,906	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	130,000	128,700	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,120,000	1,148,000

Total Textiles, Apparel & Luxury Goods				3,826,606

TOTAL CONSUMER DISCRETIONARY				17,425,976

CONSUMER STAPLES - 1.2%
Beverages - 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	660,000	634,267	(a)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	6,040,000	6,369,467
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	440,000	471,225

Total Beverages				7,474,959

Food & Staples Retailing - 0.0%
CVS Pass-Through Trust, Senior Secured Notes	5.298%	1/11/27	15,959	16,518	(a)
CVS Pass-Through Trust, Senior Secured Notes	6.036%	12/10/28	56,264	60,669

Total Food & Staples Retailing				77,187

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.1%
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,020,000	$950,546

Tobacco - 0.6%
Altria Group Inc., Senior Notes	4.400%	2/14/26	440,000	444,510
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,520,000	1,520,503
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,080,000	1,085,596
BAT Capital Corp., Senior Notes	3.557%	8/15/27	2,230,000	2,045,916
BAT Capital Corp., Senior Notes	4.540%	8/15/47	2,090,000	1,690,331
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	600,000	600,110
Reynolds American Inc., Senior Notes	8.125%	6/23/19	810,000	822,465

Total Tobacco				8,209,431

TOTAL CONSUMER STAPLES				16,712,123

ENERGY - 4.8%
Energy Equipment & Services - 0.1%
Halliburton Co., Senior Notes	4.850%	11/15/35	910,000	923,097

Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	2,302,000	2,366,449
Anadarko Petroleum Corp., Senior Notes	7.950%	6/15/39	2,330,000	2,869,648
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	1,000,000	1,099,799
Antero Resources Corp., Senior Notes	5.000%	3/1/25	830,000	800,950
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	1,070,000	1,072,756
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.125%	6/30/27	450,000	460,125
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	100,000	99,500
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	3,230,000	3,201,989
Continental Resources Inc., Senior Notes	3.800%	6/1/24	190,000	187,875
Continental Resources Inc., Senior Notes	4.375%	1/15/28	160,000	159,639
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,340,000	1,373,500	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	210,000	$232,145
Devon Energy Corp., Senior Notes	5.600%	7/15/41	40,000	43,375
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	290,000	300,875
Ecopetrol SA, Senior Notes	5.875%	9/18/23	1,730,000	1,864,957
Ecopetrol SA, Senior Notes	4.125%	1/16/25	720,000	719,568
Ecopetrol SA, Senior Notes	5.375%	6/26/26	350,000	368,830
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,620,000	1,639,521
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	1,960,000	2,077,459
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	4,170,000	4,224,848	(a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	207,670	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	530,000	572,820	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	380,000	428,658
Kinder Morgan Energy Partners LP, Senior Notes	3.950%	9/1/22	360,000	366,567
Kinder Morgan Inc., Senior Notes	5.000%	2/15/21	160,000	164,965	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,220,000	1,533,054
Lukoil International Finance BV, Senior Notes	6.125%	11/9/20	1,400,000	1,448,104	(a)
Lukoil International Finance BV, Senior Notes	6.656%	6/7/22	2,360,000	2,528,150	(c)
MPLX LP, Senior Notes	4.875%	6/1/25	550,000	572,587
NGPL PipeCo LLC, Senior Notes	4.875%	8/15/27	2,930,000	2,958,384	(a)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	171,000	170,359
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	690,000	693,623
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,170,000	2,305,082
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	4,340,000	4,291,826
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	130,000	130,163
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	1,430,000	1,132,274
QEP Resources Inc., Senior Notes	6.875%	3/1/21	1,530,000	1,589,288
Range Resources Corp., Senior Notes	5.875%	7/1/22	200,000	203,000

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Notes	5.000%	3/15/23	170,000	$164,900
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	386,794
Reliance Holding USA Inc., Senior Notes	5.400%	2/14/22	1,990,000	2,071,673	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	2,540,000	2,736,850	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	230,000	227,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	180,000	188,100	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	60,000	60,601
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	210,000	222,600	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	260,000	277,388	(a)
Transocean Pontus Ltd., Senior Secured Notes	6.125%	8/1/25	396,900	402,854	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	2,730,000	2,757,327	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	200,000	202,000
Whiting Petroleum Corp., Senior Notes	6.625%	1/15/26	460,000	453,100
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	220,000	232,524
WPX Energy Inc., Senior Notes	6.000%	1/15/22	20,000	20,750
WPX Energy Inc., Senior Notes	8.250%	8/1/23	2,660,000	2,995,825
YPF SA, Senior Notes	8.500%	3/23/21	3,690,000	3,800,700	(a)
YPF SA, Senior Notes	8.750%	4/4/24	1,320,000	1,335,840	(a)
YPF SA, Senior Notes	6.950%	7/21/27	580,000	518,375	(a)

Total Oil, Gas & Consumable Fuels				65,516,283

TOTAL ENERGY				66,439,380

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 6.2%
Banks - 4.4%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	3/20/19	370,000	$285,446	(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	260,000	256,100	(a)(d)(e)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	260,000	257,400	(a)(d)(e)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	631,000	609,401	(e)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	300,000	293,909	(e)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	1,220,000	1,223,850
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,930,000	1,940,267
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,120,000	1,264,918	(a)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	950,000	1,002,041	(a)(d)(e)
BPCE SA, Junior Subordinated Notes (12.500% to 9/30/19 then 3 mo. USD LIBOR + 12.980%)	12.500%	9/30/19	1,022,000	1,074,643	(a)(d)(e)
BPCE SA, Subordinated Notes	5.150%	7/21/24	2,680,000	2,752,484	(a)
CIT Group Inc., Senior Notes	5.000%	8/15/22	824,000	852,840
CIT Group Inc., Senior Notes	4.750%	2/16/24	120,000	122,400
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,310,000	1,321,757	(d)(e)
Citigroup Inc., Senior Notes	4.650%	7/30/45	1,308,000	1,361,379

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,680,000		$1,817,308
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	2,610,000		2,623,053
Cooperatieve Rabobank UA, Junior
Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	2,200,000	EUR	2,551,499	(c)(d)(e)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	2,150,000		2,218,027
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	300,000		305,039
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,650,000		1,843,923	(a)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	1,300,000		1,339,000	(a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	1,330,000	EUR	1,602,669	(c)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	780,000		760,676	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	1,830,000		1,826,953	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	300,000		301,376	(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,830,000		1,803,190	(d)(e)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	450,000		453,918
ING Bank NV, Subordinated Notes	5.800%	9/25/23	1,300,000		1,386,141	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	530,000		506,075	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,230,000		$1,140,692	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.375% to 6/27/20 then EUR 5 year Swap Rate + 5.290%)	6.375%	6/27/20	1,312,000	EUR	1,564,163	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	1,230,000		1,221,897
Nordea Bank ABP, Subordinated Notes	4.875%	5/13/21	910,000		931,512	(a)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	1,200,000		1,261,243
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	7,320,000		7,429,246
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	900,000		878,275	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	1,390,000		1,489,899	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	4/4/19	130,000		126,292	(d)(e)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	3,768,000		3,915,549
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	820,000		827,541
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	3,740,000		3,813,331
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	460,000		501,447

Total Banks					61,058,769

Capital Markets - 1.0%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	310,000		317,877
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	4/4/19	75,000		57,111	(d)(e)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	600,000		640,783
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	1,910,000		2,303,840

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	740,000		$750,291
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	1,610,000		1,619,102
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	530,000		534,315
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	4/4/19	100,000		0	*(d)(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	2,350,000		0	*(g)(h)(i)(j)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year Swap Rate + 4.344%)	7.000%	1/31/24	7,810,000		7,884,195	(a)(d)(e)

Total Capital Markets					14,107,514

Diversified Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	1,440,000		1,443,687
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	1,150,000		1,165,830
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	1,350,000		1,369,651
DAE Funding LLC, Senior Notes	5.750%	11/15/23	450,000		459,562	(a)
Indian Railway Finance Corp. Ltd., Senior Secured Notes	7.270%	6/15/27	100,000,000	INR	1,325,819
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	1,890,000		1,939,537	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	1,250,000		1,295,312	(a)
Power Finance Corp. Ltd., Senior Notes	7.280%	6/10/22	100,000,000	INR	1,370,961

Total Diversified Financial Services					10,370,359

Insurance - 0.1%
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/66	830,000		880,999

TOTAL FINANCIALS					86,417,641

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 2.6%
Biotechnology - 0.0%
Celgene Corp., Senior Notes	3.625%	5/15/24	160,000	$159,916
Celgene Corp., Senior Notes	5.000%	8/15/45	460,000	454,567

Total Biotechnology				614,483

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	3,080,000	2,998,963

Health Care Providers & Services - 2.1%
Aetna Inc., Senior Notes	2.800%	6/15/23	170,000	165,642
BioScrip Inc., Senior Notes	8.875%	2/15/21	1,120,000	1,103,200
Centene Corp., Senior Notes	5.625%	2/15/21	90,000	91,350
Centene Corp., Senior Notes	4.750%	5/15/22	160,000	163,600
Centene Corp., Senior Notes	6.125%	2/15/24	370,000	387,806
Centene Corp., Senior Notes	4.750%	1/15/25	2,080,000	2,100,800
Cigna Corp., Senior Notes	4.125%	11/15/25	460,000	467,746	(a)
Cigna Corp., Senior Notes	4.375%	10/15/28	1,140,000	1,157,081	(a)
CommonSpirit Health, Secured Notes	4.350%	11/1/42	3,750,000	3,399,146
CVS Health Corp., Senior Notes	2.750%	12/1/22	600,000	586,266
CVS Health Corp., Senior Notes	4.000%	12/5/23	620,000	630,676
CVS Health Corp., Senior Notes	4.100%	3/25/25	3,630,000	3,681,966
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,900,000	3,905,879
CVS Health Corp., Senior Notes	5.050%	3/25/48	1,660,000	1,643,899
Dignity Health, Secured Notes	5.267%	11/1/64	860,000	861,188
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	430,000	432,907	(a)
Hackensack Meridian Health Inc., Secured Notes	4.211%	7/1/48	1,060,000	1,050,042
HCA Inc., Senior Notes	5.875%	5/1/23	450,000	477,000
HCA Inc., Senior Notes	5.875%	2/15/26	540,000	571,725
HCA Inc., Senior Secured Notes	5.000%	3/15/24	720,000	753,002
HCA Inc., Senior Secured Notes	5.250%	6/15/26	10,000	10,562
HCA Inc., Senior Secured Notes	5.500%	6/15/47	740,000	769,881
Humana Inc., Senior Notes	3.150%	12/1/22	1,160,000	1,156,497
Humana Inc., Senior Notes	8.150%	6/15/38	480,000	648,757
Humana Inc., Senior Notes	4.625%	12/1/42	180,000	178,968

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	4.625%	7/15/35	1,200,000	$1,306,157
Willis-Knighton Medical Center, Secured Notes	4.813%	9/1/48	770,000	815,570

Total Health Care Providers & Services				28,517,313

Pharmaceuticals - 0.3%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	80,000	83,300	(a)
Bausch Health Cos. Inc., Senior Notes	5.625%	12/1/21	116,000	116,246	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,090,000	1,051,850	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	380,000	408,500	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	2,300,000	2,244,112
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	50,000	48,785
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	740,000	703,589

Total Pharmaceuticals				4,656,382

TOTAL HEALTH CARE				36,787,141

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
United Technologies Corp., Senior Notes	4.125%	11/16/28	1,860,000	1,890,132

Airlines - 0.0%
Air 2 U.S., Pass-Through Certificates, Senior Secured Notes	8.027%	10/1/19	21,306	21,585	(a)
Continental Airlines Pass Through Trust, Senior Secured Notes	7.250%	11/10/19	539,699	552,220
Continental Airlines Pass-Through Trust, Senior Secured Notes	6.703%	6/15/21	5,004	5,330

Total Airlines				579,135

Building Products - 0.0%
Standard Industries Inc., Senior Notes	4.750%	1/15/28	20,000	18,750	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.2%
Republic Services Inc., Senior Notes	5.500%	9/15/19	290,000	$293,884
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	1,870,000	1,933,112
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	40,000	41,850
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	580,000	581,450

Total Commercial Services & Supplies				2,850,296

Industrial Conglomerates - 0.2%
Alfa SAB de CV, Senior Notes	5.250%	3/25/24	700,000	729,820	(a)
General Electric Co., Senior Notes	5.875%	1/14/38	1,320,000	1,388,011
General Electric Co., Senior Notes	6.875%	1/10/39	670,000	777,150

Total Industrial Conglomerates				2,894,981

Machinery - 0.1%
Allison Transmission Inc., Senior Notes	5.000%	10/1/24	600,000	606,000	(a)

Trading Companies & Distributors - 0.0%
Beacon Roofing Supply Inc., Senior Notes	4.875%	11/1/25	260,000	243,019	(a)

TOTAL INDUSTRIALS				9,082,313

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.2%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	1,800,000	1,848,393	(a)

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	2,065,000	2,064,296	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,145,000	1,166,440	(a)

Total Technology Hardware, Storage & Peripherals				3,230,736

TOTAL INFORMATION TECHNOLOGY				5,079,129

MATERIALS - 2.8%
Chemicals - 0.7%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	5,560,000	6,533,000	(c)
OCP SA, Senior Notes	5.625%	4/25/24	3,220,000	3,389,758	(a)

Total Chemicals				9,922,758

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction Materials - 0.0%
Cemex SAB de CV , Senior Secured Notes	5.700%	1/11/25	250,000	$255,875	(a)

Containers & Packaging - 0.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,430,000	1,415,700	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	650,000	656,500	(a)
Ball Corp., Senior Notes	4.000%	11/15/23	210,000	211,050
Berry Global Inc., Secured Notes	4.500%	2/15/26	110,000	104,362	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	500,000	489,375
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.750%	10/15/20	639,611	641,690
Suzano Austria GmbH, Senior Notes	7.000%	3/16/47	3,060,000	3,362,940	(a)
WestRock RKT Co., Senior Notes	3.500%	3/1/20	70,000	70,175

Total Containers & Packaging				6,951,792

Metals & Mining - 1.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	2,750,000	2,918,437	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	1,790,000	1,924,250	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	250,000	256,563	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	1,850,000	1,800,211	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	273,562	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	1,520,000	1,670,895
ArcelorMittal, Senior Notes	6.750%	3/1/41	840,000	895,357
Arconic Inc., Senior Notes	5.870%	2/23/22	1,170,000	1,227,038
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	380,000	417,018
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/20/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	1,330,000	1,460,905	(a)(e)
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	580,000	551,725	(a)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	650,000		$631,313	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	380,000		402,800
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,190,000		2,815,175
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	120,000		120,503	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	1,490,000		1,420,134	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,880,000		3,161,376

Total Metals & Mining					21,947,262

TOTAL MATERIALS					39,077,687

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,240,000		1,233,800

Real Estate Management & Development - 0.2%
Country Garden Holdings Co., Ltd., Senior Secured Notes	7.250%	4/4/21	2,340,000		2,380,620	(c)

TOTAL REAL ESTATE					3,614,420

UTILITIES - 0.8%
Electric Utilities - 0.7%
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,490,000		2,469,015
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,186,000		4,111,492
Pacific Gas & Electric Co., Senior Notes	6.050%	3/1/34	230,000		212,175	*(f)
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	240,000		216,600	*(f)
Perusahaan Listrik Negara PT, Senior Notes	5.500%	11/22/21	3,160,000		3,298,250	(c)

Total Electric Utilities					10,307,532

Independent Power and Renewable Electricity Producers - 0.1%
NTPC Ltd., Senior Secured Notes	6.720%	11/24/21	50,000,000	INR	693,239

TOTAL UTILITIES					11,000,771

TOTAL CORPORATE BONDS & NOTES (Cost - $324,891,190)					327,106,243

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 14.8%
Argentina - 1.2%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	53.666%	6/21/20	129,420,000	ARS	$3,599,414	(e)
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	56,970,000	ARS	1,175,871
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	2,730,000		2,459,047
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	1,130,000		987,208
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	1,100,000		916,437
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	250,000		195,938
Argentine Republic Government International Bond, Senior Notes	7.125%	7/6/36	340,000		264,987
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	360,000		289,575
Argentine Republic Government International Bond, Senior Notes, Step Bond	2.500%	12/31/38	3,240,000		1,902,722
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	1,720,000		1,474,900	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,750,000		1,583,750	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	1,770,000		1,424,850	(a)

Total Argentina					16,274,699

Brazil - 3.4%
Brazil Letras do Tesouro Nacional Serie F	0.000%	1/1/20	17,162,000	BRL	4,335,160
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	51,904,000	BRL	14,461,318
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	13,490,000	BRL	3,799,545
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	5,000,000	BRL	1,411,675
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	82,532,000	BRL	23,321,622

Total Brazil					47,329,320

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ecuador - 0.7%
Ecuador Government International Bond, Senior Notes	10.750%	3/28/22	840,000		$917,658	(a)
Ecuador Government International Bond, Senior Notes	7.950%	6/20/24	1,680,000		1,670,676	(c)
Ecuador Government International Bond, Senior Notes	9.650%	12/13/26	960,000		1,003,632	(a)
Ecuador Government International Bond, Senior Notes	9.625%	6/2/27	1,650,000		1,720,042	(a)
Ecuador Government International Bond, Senior Notes	8.875%	10/23/27	4,140,000		4,150,143	(a)

Total Ecuador					9,462,151

Egypt - 0.2%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	3,600,000		3,661,798	(c)

Ghana - 0.5%
Ghana Government International Bond, Bonds	10.750%	10/14/30	5,450,000		6,556,840	(a)

Guatemala - 0.1%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	2,000,000		1,910,000	(a)

India - 2.6%
India Government Bond, Senior Notes	6.840%	12/19/22	580,000,000	INR	8,122,100
India Government Bond, Senior Notes	7.350%	6/22/24	750,000,000	INR	10,598,408
India Government Bond, Senior Notes	7.590%	1/11/26	620,000,000	INR	8,778,348
India Government Bond, Senior Notes	7.590%	3/20/29	600,000,000	INR	8,378,763

Total India					35,877,619

Indonesia - 1.4%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000		467,920
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	1,310,000		1,278,381	(c)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	930,000		961,003	(c)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	550,000		$522,953
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	240,796,000,000	IDR	16,273,479

Total Indonesia					19,503,736

Kenya - 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	580,000		597,052	(c)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	530,000		537,428	(a)

Total Kenya					1,134,480

Mexico - 2.9%
Mexican Bonos, Bonds	6.500%	6/9/22	338,026,900	MXN	16,781,607
Mexican Bonos, Bonds	10.000%	12/5/24	19,150,000	MXN	1,083,704
Mexican Bonos, Bonds	7.500%	6/3/27	146,140,000	MXN	7,287,976
Mexican Bonos, Senior Notes	7.750%	11/13/42	140,691,900	MXN	6,604,523
Mexican Bonos, Senior Notes	8.000%	11/7/47	179,210,000	MXN	8,598,713

Total Mexico					40,356,523

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	680,000		679,725	(a)
Nigeria Government International Bond, Senior Notes	7.625%	11/28/47	1,210,000		1,178,056	(a)

Total Nigeria					1,857,781

Russia - 1.0%
Russian Federal Bond - OFZ	8.150%	2/3/27	52,000,000	RUB	791,894
Russian Federal Bond - OFZ	7.050%	1/19/28	871,231,000	RUB	12,335,854
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	1,400,000		1,451,485	(a)

Total Russia					14,579,233

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	3,420,000		3,262,051	(a)

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	9.875%	6/20/22	61,530,000	UYU	1,893,400	(a)
Uruguay Government International Bond, Senior Notes	8.500%	3/15/28	124,280,000	UYU	3,384,222	(a)

Total Uruguay					5,277,622

TOTAL SOVEREIGN BONDS (Cost - $236,069,836)					207,043,853

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - 10.6%
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	2.694%	5/26/37	5,016,419	$4,343,820	(a)(e)
Banc of America Funding Trust, 2015-R2 4A1 (1 mo. USD LIBOR + 0.165%)	2.655%	9/29/36	1,321,467	1,300,378	(a)(e)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	2.850%	9/29/36	15,036,494	11,577,454	(a)(e)
Banc of America Funding Trust, 2015-R2 9A2	3.144%	3/27/36	5,668,896	4,834,292	(a)(e)
Banc of America Funding Trust, 2015-R2, 10A1 (1 mo. USD LIBOR + 0.190%)	2.680%	6/29/37	591,414	591,827	(a)(e)
Banc of America Funding Trust, 2015-R4 6A1 (1 mo. USD LIBOR + 0.140%)	2.650%	8/27/36	1,299,323	1,298,269	(a)(e)
Banc of America Mortgage Trust, 2004-A 1A1	4.913%	2/25/34	14,441	14,551	(e)
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	6,700,000	5,926,625	(a)(e)
Bear Stearns Alt-A Trust, 2004-11 1A2 (1 mo. USD LIBOR + 0.840%)	3.330%	11/25/34	3,391	3,389	(e)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. USD LIBOR + 0.160%)	2.650%	1/25/37	2,478,108	2,361,386	(e)
BX Trust, 2017-IMC E (1 mo. USD LIBOR + 3.250%)	5.739%	10/15/32	2,180,000	2,177,714	(a)(e)
BX Trust, 2017-IMC F (1 mo. USD LIBOR + 4.250%)	6.739%	10/15/32	2,100,000	2,100,499	(a)(e)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.977%	5/15/37	4,900,000	4,910,646	(a)(e)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	119,376	75,675	(e)
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	3.808%	6/19/31	5,756	5,770	(e)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	4.880%	2/25/34	63,814	64,269	(e)
Citigroup Mortgage Loan Trust Inc., 2005-9 1A1 (1 mo. USD LIBOR + 0.260%)	2.750%	11/25/35	167,891	135,276	(e)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	1,390,932	$1,216,001
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	2.610%	11/25/35	6,412,540	573,590	(e)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. USD LIBOR + 0.260%)	2.750%	1/25/46	102,875	98,018	(e)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	3.110%	7/25/36	2,777,949	329,721	(e)
Countrywide Alternative Loan Trust, 2006-4CB 1A4, IO (-1.000 x 1 mo. USD LIBOR + 5.300%)	2.810%	4/25/36	9,042,124	1,304,513	(e)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	3.010%	4/25/36	5,127,039	730,109	(e)
Credit Suisse Commercial Mortgage Securities Corp., 2018-TOP G (1 mo. USD LIBOR + 3.250%)	5.739%	8/15/35	6,000,000	5,886,157	(a)(e)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.646%	6/15/38	125,254	71,160	(e)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	4,101,219	2,774,300
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	2,776,122	2,684,225	(e)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	2,170,000	1,976,795	(a)
Credit Suisse Mortgage Trust, 2014-USA F	4.373%	9/15/37	4,280,000	3,687,230	(a)
Credit Suisse Mortgage Trust, 2015-2R 3A1	2.720%	4/27/36	1,229,770	1,219,608	(a)(e)
Credit Suisse Mortgage Trust, 2015-2R 7A1	3.676%	8/27/36	1,056,526	1,084,467	(a)(e)
Credit Suisse Mortgage Trust, 2015-2R 7A2	3.676%	8/27/36	3,860,789	3,481,900	(a)(e)
Credit Suisse Mortgage Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	10.109%	7/15/32	9,800,000	9,801,788	(a)(e)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4, 7AR2 (1 mo. USD LIBOR + 0.450%)	2.940%	6/25/34	30,358	$28,396	(e)
Federal Home Loan Mortgage Corp. (FHLMC), Multifamily Structured Pass Through Certificates, K015 X1, IO	1.570%	7/25/21	1,498,819	47,289	(e)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	9.640%	7/25/23	1,032,200	1,215,237	(e)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	13.240%	3/25/25	3,894,315	5,279,138	(e)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk Debt Notes, 2016-DNA4 M2 (1 mo. USD LIBOR + 1.300%)	3.790%	3/25/29	2,950,583	2,962,466	(e)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk Debt Notes, 2017-HRP1 M2 (1 mo. USD LIBOR + 2.450%)	4.940%	12/25/42	1,880,000	1,913,967	(e)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	906,704	91,232
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	66,201	76,920
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	3.869%	2/25/36	79,611	65,346	(e)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	6,282,344	6,182,329	(a)(e)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	14,161,407	75,422	(a)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	2.909%	5/15/34	324,039	303,718	(a)(e)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	394,044	365,420	(e)
Government National Mortgage Association (GNMA), 2011-142, IO	0.295%	9/16/46	6,992,349	64,114	(e)
Government National Mortgage Association (GNMA), 2012-112, IO	0.277%	2/16/53	3,487,703	67,817	(e)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Government National Mortgage Association (GNMA), 2014-50, IO	0.839%	9/16/55	2,705,734	$143,203	(e)
Government National Mortgage Association (GNMA), 2014-47, IA, IO	0.246%	2/16/48	1,079,670	24,233	(e)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.591%	1/16/55	60,578,709	1,457,863	(e)
Government National Mortgage Association (GNMA), 2017-21, IO	0.795%	10/16/58	5,131,399	366,937	(e)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	2.720%	4/25/36	108,116	137,409	(e)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	2.660%	11/19/46	169,672	143,657	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.115%	4/17/45	740,603	411,035	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.923%	2/12/49	5,613,980	4,189,370	(e)
JPMorgan Chase Commercial
Mortgage Securities Trust, 2007-LD12 AJ	6.248%	2/15/51	167,362	155,893	(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	10.696%	6/15/35	10,150,000	10,095,961	(a)(e)
JPMorgan Resecuritization Trust Series, 2014-6 3A1 (1 mo. USD LIBOR + 0.210%)	2.720%	7/27/46	1,380,362	1,379,491	(a)(e)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A3 4A3	4.311%	5/25/34	42,982	42,642	(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	976,596	716,357	(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,259,351	923,762	(a)(e)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.154%	9/12/49	400,860	258,555	(e)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	376,175	287,580

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2006-AF2 4A	4.514%	8/25/36	145,476	$116,658	(e)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. USD LIBOR + 5.550%)	3.060%	2/25/36	10,017,326	1,499,915	(e)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.150%)	6.639%	11/15/27	7,530,000	5,786,921	(a)(e)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	4.480%	4/25/34	160,881	165,512	(e)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	8.862%	11/11/34	4,211,138	4,174,666	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	12.312%	11/11/34	4,211,138	4,185,234	(a)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.892%	5/10/63	2,080,000	1,314,982	(a)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.892%	5/10/63	3,650,000	1,465,833	(a)(e)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.773%	2/15/51	4,358,924	3,779,187	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR3 A1B (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	3.332%	2/25/46	2,929,434	2,737,785	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates Series Trust, 2004-AR13 A1A (1 mo. USD LIBOR + 0.720%)	3.210%	11/25/34	3,367,815	3,372,666	(e)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	564,388	568,141	(a)(e)
Wells Fargo Mortgage Backed Securities Trust, 2005-AR9 4A1	4.598%	5/25/35	51,227	51,751	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $148,960,724)				147,333,432

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - 4.7%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	0.000%	7/1/39	7,400,000	$7,049,173	(e)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	8.583%	4/17/29	2,300,000	2,179,618	(a)(e)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	3.525%	7/25/32	118,715	117,861	(e)
Applebee’s Funding LLC/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	3,456,250	3,454,028	(a)
Ares XLIV CLO Ltd., 2017-44A D (3 mo. USD LIBOR + 6.550%)	9.337%	10/15/29	3,700,000	3,648,533	(a)(e)
Asset Backed Securities Corp. Home Equity Loan Trust Series, 2005-HE3 M4 (1 mo. USD LIBOR + 0.945%)	3.435%	4/25/35	820,867	822,790	(e)
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	8.233%	8/5/27	750,000	713,049	(a)(e)
Avis Budget Rental Car Funding Aesop LLC, 2019-1A C	4.530%	3/20/23	2,200,000	2,211,022	(a)
Ballyrock CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 3.150%)	5.911%	4/20/31	1,400,000	1,320,264	(a)(e)
Barings CLO Ltd., 2017-1A F (3 mo. USD LIBOR + 7.450%)	10.230%	7/18/29	730,000	653,086	(a)(e)
Benefit Street Partners CLO IV Ltd., 2014-IVA CR (3 mo. USD LIBOR + 4.050%)	6.811%	1/20/29	1,500,000	1,501,015	(a)(e)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	6.461%	7/20/31	3,250,000	3,252,902	(a)(e)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	8.761%	4/20/29	3,600,000	3,469,651	(a)(e)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	5.937%	10/15/26	1,980,000	1,955,410	(a)(e)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	2,451,739	2,527,064	(a)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. USD LIBOR + 0.120%)	2.609%	4/15/37	1,877,323	1,801,739	(e)
Dividend Solar Loans 2018-1 LLC, 2018-1 C	5.140%	7/20/38	4,306,469	4,282,360	(a)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. USD LIBOR + 0.100%)	2.590%	8/25/36	388,530	171,767	(e)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
GoldenTree Loan Opportunities IX Ltd., 2014-9A DR2 (3 mo. USD LIBOR + 3.000%)	5.752%	10/29/29	1,550,000	$1,510,780	(a)(e)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	7.737%	4/15/31	2,000,000	1,800,214	(a)(e)
Jamestown CLO VIII Ltd., 2015-8A D2 (3 mo. USD LIBOR + 6.750%)	9.537%	1/15/28	1,500,000	1,500,754	(a)(e)
Lehman XS Trust Series, 2006-16N A4B (1 mo. USD LIBOR + 0.240%)	2.730%	11/25/46	18,218	2,273	(e)
Lehman XS Trust Series, 2006-GP3 2A2 (1 mo. USD LIBOR + 0.220%)	2.710%	6/25/46	12,280	14,384	(e)
Madison Park Funding XV Ltd., 2014-15A DR (3 mo. USD LIBOR + 5.440%)	8.205%	1/27/26	750,000	739,954	(a)(e)
Manufactured Housing Contract Pass-Through Certificates Trust, 2001-2 IA2 (Auction Rate Security)	5.777%	2/20/32	175,000	175,805	(e)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.260%)	2.750%	6/25/46	169,032	159,564	(a)(e)
Midocean Credit CLO VII, 2017-7A D (3 mo. USD LIBOR + 3.880%)	6.667%	7/15/29	1,000,000	988,645	(a)(e)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	7.961%	10/20/27	1,250,000	1,188,433	(a)(e)
Ocean Trails CLO VI, 2016-6A E (3 mo. USD LIBOR + 7.750%)	10.537%	7/15/28	750,000	751,767	(a)(e)
Option One Mortgage Loan Trust, 2005-1 A4 (1 mo. USD LIBOR + 0.800%)	3.290%	2/25/35	1,816	1,820	(e)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	6.074%	6/22/30	3,344,000	3,265,814	(a)(e)
Symphony CLO XIV Ltd., 2014-14A D2 (3 mo. USD LIBOR + 3.600%)	6.397%	7/14/26	1,500,000	1,500,692	(a)(e)
Thayer Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	6.461%	4/20/29	1,750,000	1,751,197	(a)(e)
THL Credit Wind River CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 5.550%)	8.337%	7/15/28	1,000,000	944,715	(a)(e)
UCFC Manufactured Housing Contract, 201997-3 M	7.115%	1/15/29	2,353,785	2,334,888

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - (continued)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	8.527%	4/15/27	2,600,000		$2,456,340	(a)(e)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	8.807%	6/7/30	800,000		773,600	(a)(e)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	6.076%	10/15/31	2,260,000		2,174,979	(a)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $65,057,890)					65,167,950

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 3.9%
Argentina - 0.4%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds	4.000%	3/6/20	191,390,610	ARS	4,621,153

Germany - 0.5%
Deutsche Bundesrepublik Inflation Linked Bond, Bonds	0.100%	4/15/26	5,842,707	EUR	7,220,594	(c)

Japan - 3.0%
Japanese Government CPI Linked Bond, Senior Notes	0.100%	9/10/23	104,700,000	JPY	962,040
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/24	1,134,690,000	JPY	10,441,408
Japanese Government CPI Linked Bond, Senior Notes	0.100%	9/10/24	1,722,100,000	JPY	15,885,374
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/25	1,015,000,000	JPY	9,371,892
Japanese Government CPI Linked Bond, Senior Notes	0.100%	3/10/26	597,790,684	JPY	5,546,451

Total Japan					42,207,165

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $55,137,889)					54,048,912

SENIOR LOANS - 2.9%
COMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
UnityMedia Hessen GmbH & Co. KG, Term Loan B (1 mo. USD LIBOR + 2.250%)	4.739%	9/30/25	620,000		617,675	(e)(l)(m)

Media - 0.3%
Charter Communications Operating LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.500%	4/30/25	512,573		511,749	(e)(l)(m)
Meredith Corp., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.243%	1/31/25	1,364,423		1,364,849	(e)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Numericable U.S. LLC, Term Loan B12 (1 mo. USD LIBOR + 3.688%)	6.176%	1/31/26	745,675	$723,072	(e)(l)(m)
Univision Communications Inc., 2017 Term Loan (1 mo. USD LIBOR + 2.750%)	5.243%	3/15/24	1,445,646	1,349,421	(e)(l)(m)

Total Media				3,949,091

Wireless Telecommunication Services - 0.0%
Sprint Communications Inc., Term Loan (1 mo. USD LIBOR + 2.500%)	5.000%	2/2/24	611,760	604,862	(e)(h)(l)(m)

TOTAL COMMUNICATION SERVICES				5,171,628

CONSUMER DISCRETIONARY - 0.9%
Diversified Consumer Services - 0.0%
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. USD LIBOR + 2.750%)	5.243%	5/2/22	689,853	688,990	(e)(l)(m)

Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. USD LIBOR + 2.250%)	4.743%	2/16/24	321,867	319,936	(e)(l)(m)
Boyd Gaming Corp., Term Loan B (1 week USD LIBOR + 2.250%)	4.664%	9/15/23	224,180	223,452	(e)(l)(m)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.243%	12/23/24	1,079,275	1,078,061	(e)(l)(m)
Four Seasons Hotels Ltd., Term Loan (1 mo. USD LIBOR + 2.000%)	4.493%	11/30/23	585,491	582,637	(e)(l)(m)
Golden Nugget Inc., Term Loan B (1 mo. USD LIBOR + 2.750%)	5.239-5.243%	10/4/23	771,101	769,944	(e)(l)(m)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.240%	10/25/23	1,049,736	1,051,048	(e)(l)(m)
Scientific Games International Inc., Term Loan B5	5.243-5.329%	8/14/24	2,060,239	2,044,573	(e)(l)(m)
Station Casinos LLC, Term Loan B (1 mo. USD LIBOR + 2.500%)	5.000%	6/8/23	1,125,431	1,118,158	(e)(l)(m)

Total Hotels, Restaurants & Leisure				7,187,809

Specialty Retail - 0.4%
Academy Ltd., Term Loan (1 mo. USD LIBOR + 4.000%)	6.509-6.514%	7/1/22	1,978,680	1,385,076	(e)(l)(m)
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	5.243-5.264%	11/8/23	1,117,200	1,061,340	(e)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
Michaels Stores Inc., 2018 Term Loan B (1 mo. USD LIBOR + 2.500%)	4.981-4.993%	1/30/23	643,600	$640,188	(e)(l)(m)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	5.000%	8/19/22	835,734	833,854	(e)(l)(m)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 3.000%)	5.520%	3/11/22	1,362,891	1,165,556	(e)(l)(m)

Total Specialty Retail				5,086,014

TOTAL CONSUMER DISCRETIONARY				12,962,813

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertson’s LLC, Replacement 2017-1 Term Loan B6 (1 mo. USD LIBOR + 3.000%)	5.479%	6/22/23	1,229,652	1,226,578	(e)(l)(m)

Food Products - 0.0%
Post Holdings Inc., Term Loan A (1 mo. USD LIBOR + 2.000%)	4.490%	5/24/24	938,756	937,594	(e)(l)(m)

TOTAL CONSUMER STAPLES				2,164,172

FINANCIALS - 0.2%
Capital Markets - 0.1%
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	4.493%	3/27/23	551,019	551,019	(e)(l)(m)

Insurance - 0.1%
Asurion LLC, Term Loan B7	—	11/3/24	1,840,000	1,842,300	(n)

TOTAL FINANCIALS				2,393,319

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. USD LIBOR + 3.250%)	5.744%	4/28/22	1,335,668	1,297,267	(e)(l)(m)
HCA Inc., Term Loan B10 (1 mo. USD LIBOR + 2.000%)	4.493%	3/13/25	601,612	602,302	(e)(l)(m)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.993%	8/18/22	792,071	789,999	(e)(l)(m)
MPH Acquisition Holdings LLC, Term Loan	—	6/7/23	1,600,000	1,586,834	(n)
Radnet Management Inc., First Lien Term Loan B1	6.529-8.250%	6/30/23	783,680	784,660	(e)(h)(l)(m)

Total Health Care Providers & Services				5,061,062

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Technology - 0.0%
Change Healthcare Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	5.243%	3/1/24	180,354	$179,255	(e)(l)(m)

TOTAL HEALTH CARE				5,240,317

INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	4.480%	1/15/25	139,420	139,498	(e)(l)(m)
XPO Logistics Inc., Term Loan (1 mo. USD LIBOR + 2.000%)	4.493%	2/24/25	694,047	688,552	(e)(l)(m)

Total Air Freight & Logistics				828,050

Building Products - 0.0%
Quikrete Holdings Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.750%)	5.243%	11/15/23	209,652	207,206	(e)(l)(m)

Trading Companies & Distributors - 0.2%
Beacon Roofing Supply Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	4.767%	1/2/25	1,159,034	1,150,776	(e)(l)(m)
BrightView Landscapes LLC, Initial Term Loan (3 mo. USD LIBOR + 2.500%)	5.000%	8/15/25	1,552,200	1,551,211	(e)(l)(m)
Delos Finance SARL, Term Loan B (3 mo. USD LIBOR + 1.750%)	4.553%	10/6/23	810,000	810,844	(e)(l)(m)

Total Trading Companies & Distributors				3,512,831

Transportation Infrastructure - 0.1%
Flying Fortress Holdings LLC, Refinancing Term Loan (3 mo. USD LIBOR + 1.750%)	4.553%	10/31/22	1,210,000	1,210,454	(e)(l)(m)

TOTAL INDUSTRIALS				5,758,541

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
First Data Corp., 2022 USD Term Loan D	—	7/8/22	80,000	80,003	(n)
First Data Corp., 2024 Term Loan (1 mo. USD LIBOR + 2.000%)	4.490%	4/26/24	580,693	580,638	(e)(l)(m)
McAfee LLC, Term Loan B	—	9/30/24	370,000	371,387	(n)

Total IT Services				1,032,028

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp., 2018 New Replacement Term Loan B3 (1 mo. USD LIBOR + 1.750%)	4.243%	3/31/23	734,512	$733,397	(e)(l)(m)

Software - 0.0%
Dell International LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	4.500%	9/7/23	732,408	731,126	(e)(l)(m)

TOTAL INFORMATION TECHNOLOGY				2,496,551

MATERIALS - 0.2%
Construction Materials - 0.0%
American Builders & Contractors Supply Co. Inc., Term Loan B2 (1 mo. USD LIBOR + 2.000%)	4.493%	10/31/23	647,844	644,942	(e)(l)(m)

Containers & Packaging - 0.2%
Berry Global Inc., Term Loan Q (2 mo. USD LIBOR + 2.000%)	4.610%	10/3/22	847,640	846,698	(e)(l)(m)
Reynolds Group Holdings Inc., Term Loan (1 mo. USD LIBOR + 2.750%)	5.243%	2/5/23	1,598,469	1,593,760	(e)(l)(m)

Total Containers & Packaging				2,440,458

TOTAL MATERIALS				3,085,400

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
CityCenter Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.250%)	4.743%	4/18/24	1,022,708	1,014,240	(e)(l)(m)
Realogy Group LLC, Extended 2025 Term Loan (1 mo. USD LIBOR + 2.250%)	4.739%	2/7/25	268,422	262,634	(e)(l)(m)

TOTAL REAL ESTATE				1,276,874

TOTAL SENIOR LOANS (Cost - $41,524,174)				40,549,615

U.S. TREASURY INFLATION PROTECTED SECURITIES - 2.9%
U.S. Treasury Bonds, Inflation Indexed	0.125%	7/15/26	1,551,203	1,492,144
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	19,080,246	20,192,888
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	6,966,792	6,394,662
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	3,011,252	2,929,481

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - (continued)
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	4,423,272	$4,167,552
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	5,461,248	5,325,606

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $40,836,787)				40,502,333

MORTGAGE-BACKED SECURITIES - 1.9%
FHLMC - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	5/1/43-7/1/43	395,331	409,004

FNMA - 1.5%
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-7/1/39	446,048	476,196
Federal National Mortgage Association (FNMA)	5.500%	5/1/40	367,835	392,305
Federal National Mortgage Association (FNMA)	3.500%	4/1/43-10/1/43	11,292,937	11,401,154
Federal National Mortgage Association (FNMA)	4.000%	4/1/43- 7/1/43	1,121,249	1,158,963
Federal National Mortgage Association (FNMA)	3.000%	7/1/46-11/1/48	6,939,811	6,788,284

Total FNMA				20,216,902

GNMA - 0.4%
Government National Mortgage Association (GNMA) II	4.500%	4/20/41	112,724	118,398
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-2/20/48	5,377,837	5,314,717
Government National Mortgage Association (GNMA) II	5.000%	12/20/48-1/20/49	199,484	208,685
Government National Mortgage Association (GNMA) II	3.500%	3/20/49	100,000	100,904	(o)
Government National Mortgage Association (GNMA) II	4.000%	3/20/49	100,000	102,650	(o)

Total GNMA				5,845,354

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $26,334,636)				26,471,260

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MUNICIPAL BONDS - 0.4%
California - 0.0%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	360,000	$369,382	(a)

Illinois - 0.3%
City of Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	1,470,000	1,434,117
State of Illinois, GO	5.100%	6/1/33	3,100,000	2,945,031

Total Illinois				4,379,148

Michigan - 0.1%
City of Detroit, MI, GO, Financial Recovery, Series B1	4.000%	4/1/44	790,000	686,502

TOTAL MUNICIPAL BONDS (Cost - $5,509,602)				5,435,032

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Eurodollar Futures, Call @ $98.00	3/16/20	2,530	6,325,000	316,250
Eurodollar Futures, Put @ $96.75	3/18/19	2,707	6,767,500	16,919
Eurodollar Futures, Put @ $97.13	3/18/19	2,476	6,190,000	15,475
U.S. Treasury 2-Year Notes Futures, Put @ $105.25	5/24/19	3,305	6,610,000	154,925
U.S. Treasury 5-Year Notes Futures, Call @ $118.75	4/26/19	617	617,000	9,641
U.S. Treasury 10-Year Notes Futures, Call @ $123.00	3/22/19	468	468,000	43,875
U.S. Treasury 10-Year Notes Futures, Call @ $123.25	3/22/19	468	468,000	29,250
U.S. Treasury 10-Year Notes Futures, Call @ $132.50	5/24/19	200	200,000	6,250
U.S. Treasury 10-Year Notes Futures, Put @ $121.00	3/22/19	468	468,000	43,875
U.S. Treasury 10-Year Notes Futures, Put @ $121.25	3/22/19	468	468,000	65,813
U.S. Treasury 10-Year Notes Futures, Put @ $121.50	3/22/19	623	623,000	126,547
U.S. Treasury Long-Term Bonds Futures, Call @ $147.00	3/22/19	468	468,000	73,125
U.S. Treasury Long-Term Bonds Futures, Call @ $147.50	3/22/19	468	468,000	51,187
U.S. Treasury Long-Term Bonds Futures, Call @ $148.00	3/22/19	535	535,000	41,797
U.S. Treasury Long-Term Bonds Futures, Call @ $149.00	3/22/19	535	535,000	25,078

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Put @ $141.50	3/22/19	276	276,000	$38,812
U.S. Treasury Long-Term Bonds Futures, Put @ $143.00	3/22/19	468	468,000	160,875
U.S. Treasury Long-Term Bonds Futures, Put @ $143.50	3/22/19	468	468,000	226,687

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS				1,446,381

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.31 Index, Call @ 65.00bps	Bank of America N.A.	4/17/19	25,640,000	25,640,000	63,273
U.S. Dollar/Australian Dollar, Put @ 0.74AUD	Citibank N.A.	4/2/19	12,730,000	12,730,000	8,012
U.S. Dollar/Canadian Dollar, Put @ 1.30CAD	JPMorgan Chase & Co.	3/29/19	6,500,000	6,500,000	19,942
U.S. Dollar/Chinese Yuan, Call @ 6.78CNH	Citibank N.A.	4/29/19	36,540,000	36,540,000	141,249
U.S. Dollar/Euro, Put @ $1.17	JPMorgan Chase & Co.	4/12/19	12,300,000	12,300,000	12,539
U.S. Dollar/Mexican Peso, Put @ 19.00MXN	JPMorgan Chase & Co.	4/11/19	12,300,000	12,300,000	61,405

TOTAL OTC PURCHASED OPTIONS					306,420

TOTAL PURCHASED OPTIONS (Cost - $2,632,597)					1,752,801

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

SECURITY	RATE		SHARES		VALUE
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%) (Cost - $1,171,775)	8.469%		47,249		$1,228,002	(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,292,217,110)					1,256,678,132

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 6.5%
COMMERCIAL PAPER - 1.7%
Mitsubishi UFJ Trust and Banking	2.676%	5/30/19	5,340,000		5,304,958	(p)(q)
Mizuho Bank Ltd.	2.671%	6/13/19	14,200,000		14,092,731	(p)(q)
MUFG Bank Ltd.	2.608%	5/7/19	4,670,000		4,647,656	(q)

TOTAL COMMERCIAL PAPER (Cost - $24,048,368)					24,045,345

SOVEREIGN BONDS - 0.2%
Argentina Treasury Bill (Cost - $1,793,768)	(89.597)%	3/29/19	60,969,000	ARS	1,865,035	(q)

			SHARES
MONEY MARKET FUNDS - 4.6%
Western Asset Government Cash Management Portfolio LLC (Cost - $64,287,775)	2.430%		64,287,775		64,287,775	(r)

TOTAL SHORT-TERM INVESTMENTS (Cost - $90,129,911)					90,198,155

TOTAL INVESTMENTS - 96.6% (Cost - $1,382,347,021)					1,346,876,287
Other Assets in Excess of Liabilities - 3.4%					47,265,975

TOTAL NET ASSETS - 100.0%					$1,394,142,262

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	The coupon payment on these securities is currently in default as of February 28, 2019.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	Value is less than $1.

(j)	The maturity principal is currently in default as of February 28, 2019.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	All or a portion of this loan is unfunded as of February 28, 2019. The interest rate for fully unfunded term loans is to be determined.

(o)	This security is traded on a to-be-announced (“TBA”) basis. At February 28, 2019, the Fund held TBA securities with a total cost of $203,766.

(p)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(q)	Rate shown represents yield-to-maturity.

(r)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At February 28, 2019, the total market value of investments in Affiliated Companies was $64,287,775 and the cost was $64,287,775 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
AUD	— Australian Dollar
bps	— basis point spread. 100 basis points = 1.00%
BRL	— Brazilian Real
CAD	— Canadian Dollar
CER	— Coeficente de Establilzacion de Referencia
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
CPI	— Consumer Price Index
EUR	— Euro
GO	— General Obligation
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
USD	— United States Dollar
UYU	— Uruguayan Peso

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
Eurodollar Futures, Call	9/14/20	$98.00	1,265	3,162,500	$379,500
Eurodollar Futures, Put	3/18/19	97.00	2,476	6,190,000	15,475
U.S. Treasury 10-Year Notes Futures, Call	3/22/19	122.00	156	156,000	60,938
U.S. Treasury 10-Year Notes Futures, Call	3/22/19	122.25	156	156,000	43,875
U.S. Treasury 10-Year Notes Futures, Call	3/22/19	124.00	774	774,000	24,187
U.S. Treasury 10-Year Notes Futures, Put	3/22/19	122.00	156	156,000	60,938
U.S. Treasury 10-Year Notes Futures, Put	3/22/19	122.25	156	156,000	82,875
U.S. Treasury Long-Term Bonds Futures, Call	3/22/19	145.00	156	156,000	97,500
U.S. Treasury Long-Term Bonds Futures, Call	3/22/19	145.50	156	156,000	70,687
U.S. Treasury Long-Term Bonds Futures, Call	3/22/19	146.00	535	535,000	175,547
U.S. Treasury Long-Term Bonds Futures, Put	3/22/19	145.00	156	156,000	180,375
U.S. Treasury Long-Term Bonds Futures, Put	3/22/19	145.50	156	156,000	231,562
U.S. Treasury Long-Term Bonds Futures, Put	4/26/19	130.00	828	828,000	25,875

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $2,151,529)					$1,449,334

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
Credit default swaption with Bank of America N.A. to sell protection on Markit CDX.NA.IG.31 Index, Put	Bank of America N.A.	4/17/19	80.00	bps	25,640,000	25,640,000	‡	$9,334
U.S. Dollar/Euro, Call	JPMorgan Chase & Co.	4/12/19	$1.14		12,300,000	12,300,000		85,858
U.S. Dollar/Mexican Peso, Call	JPMorgan Chase & Co.	4/11/19	20.00	MXN	12,300,000	12,300,000		58,313
U.S. Dollar/Mexican Peso, Put	Citibank N.A.	3/7/19	19.90	MXN	14,120,000	14,120,000		435,388

TOTAL OTC WRITTEN OPTIONS (Premiums received - $498,867)								$588,893

TOTAL WRITTEN OPTIONS (Premiums received - $2,650,396)								$2,038,227

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviations used in this schedule:

bps	— basis point spread. 100 basis points = 1.00%
MXN	— Mexican Peso

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

At February 28, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day EuroDollar	1,948	12/19	$473,191,455	$474,143,200	$951,745
90-Day EuroDollar	2,738	6/20	664,944,151	667,250,600	2,306,449
Australian 10-Year Bonds	1	3/19	95,773	95,771	(2)
Euro-BTP	156	3/19	21,161,378	22,755,188	1,593,810
Euro-BTP	32	6/19	4,593,135	4,600,758	7,623
U.S. Treasury 2-Year Notes	3,484	6/19	739,820,353	739,288,469	(531,884)
U.S. Treasury Long-Term Bonds	896	6/19	130,420,470	129,444,000	(976,470)
U.S. Treasury Ultra 10-Year Notes	21	6/19	2,734,963	2,718,516	(16,447)

					3,334,824

Contracts to Sell:
90-Day EuroDollar	1,400	6/21	339,479,980	341,425,000	(1,945,020)
Euro-Bund	2,169	3/19	398,882,680	407,841,103	(8,958,423)
Euro-Bund	361	6/19	66,909,833	66,836,528	73,305
Euro-Buxl	59	3/19	11,952,131	12,350,842	(398,711)
Euro-Schatz	318	3/19	40,478,431	40,444,503	33,928
U.S. Treasury 5-Year Notes	1,152	6/19	132,359,742	131,976,000	383,742
U.S. Treasury 10-Year Notes	1,245	6/19	152,416,080	151,890,000	526,080
U.S. Treasury Ultra Long-Term Bonds	831	6/19	134,697,343	132,622,406	2,074,937

					(8,210,162)

Net unrealized depreciation on open futures contracts					$(4,875,338)

At February 28, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	103,640,800	USD	5,042,857	Citibank N.A.	3/11/19	$322,934
USD	5,040,076	MXN	103,640,800	JPMorgan Chase & Co.	3/11/19	(325,715)
ARS	30,092,000	USD	652,161	Citibank N.A.	3/26/19	98,366
ARS	46,000,000	USD	1,038,609	Citibank N.A.	3/26/19	108,680
ARS	15,410,000	USD	326,760	JPMorgan Chase & Co.	3/26/19	57,582
ARS	24,968,000	USD	532,083	JPMorgan Chase & Co.	3/26/19	90,645
CAD	3,000,000	USD	2,284,525	Barclays Bank PLC	4/1/19	(3,018)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,284,670	CAD	3,000,000	JPMorgan Chase & Co.	4/1/19	$3,163
USD	4,902,685	INR	347,794,012	Barclays Bank PLC	4/16/19	43,513
USD	8,730,431	INR	625,710,000	Barclays Bank PLC	4/16/19	(11,618)
AUD	3,901,267	USD	2,792,273	Barclays Bank PLC	4/17/19	(22,720)
BRL	9,893,940	USD	2,667,118	Barclays Bank PLC	4/17/19	(41,653)
CAD	58,284,325	USD	43,913,269	Barclays Bank PLC	4/17/19	428,104
MXN	4,000,000	USD	206,949	Barclays Bank PLC	4/17/19	(1,063)
MXN	12,000,000	USD	618,404	Barclays Bank PLC	4/17/19	(746)
NOK	62,360,000	USD	7,335,633	Barclays Bank PLC	4/17/19	(32,488)
TRY	43,943,810	USD	7,571,428	Barclays Bank PLC	4/17/19	437,842
TWD	14,840,500	USD	484,256	Barclays Bank PLC	4/17/19	(410)
USD	7,830,846	BRL	29,639,751	Barclays Bank PLC	4/17/19	(34,384)
USD	18,926	CAD	25,000	Barclays Bank PLC	4/17/19	(93)
USD	2,252,528	CAD	3,000,000	Barclays Bank PLC	4/17/19	(29,803)
USD	15,748,603	CAD	20,851,749	Barclays Bank PLC	4/17/19	(114,927)
USD	2,385,439	CNY	16,449,512	Barclays Bank PLC	4/17/19	(74,712)
USD	378,403	EUR	330,000	Barclays Bank PLC	4/17/19	1,493
USD	1,025,489	EUR	900,000	Barclays Bank PLC	4/17/19	(2,447)
USD	10,346,211	EUR	9,000,000	Barclays Bank PLC	4/17/19	66,855
USD	18,664,237	GBP	14,233,687	Barclays Bank PLC	4/17/19	(262,422)
USD	717,488	MXN	14,000,000	Barclays Bank PLC	4/17/19	(3,113)
USD	756,301	ZAR	10,450,262	Barclays Bank PLC	4/17/19	19,120
ZAR	180,450,261	USD	12,880,104	Barclays Bank PLC	4/17/19	(150,808)
BRL	64,420,000	USD	17,254,587	Citibank N.A.	4/17/19	(160,041)
EUR	700,000	USD	802,032	Citibank N.A.	4/17/19	(2,527)
EUR	1,000,000	USD	1,149,665	Citibank N.A.	4/17/19	(7,514)
EUR	1,100,000	USD	1,247,081	Citibank N.A.	4/17/19	9,285
EUR	2,000,000	USD	2,311,312	Citibank N.A.	4/17/19	(27,011)
EUR	5,100,000	USD	5,837,220	Citibank N.A.	4/17/19	(12,252)
EUR	12,755,194	USD	14,630,157	Citibank N.A.	4/17/19	(61,803)
GBP	1,610,503	USD	2,067,048	Citibank N.A.	4/17/19	74,452
GBP	23,775,161	USD	31,413,836	Citibank N.A.	4/17/19	200,206
IDR	100,385,376,039	USD	6,894,363	Citibank N.A.	4/17/19	206,575
MXN	2,000,000	USD	103,837	Citibank N.A.	4/17/19	(894)
MXN	4,000,000	USD	207,285	Citibank N.A.	4/17/19	(1,399)
MXN	5,000,000	USD	259,254	Citibank N.A.	4/17/19	(1,897)
MXN	5,000,000	USD	259,998	Citibank N.A.	4/17/19	(2,641)
MXN	7,000,000	USD	362,388	Citibank N.A.	4/17/19	(2,088)
MXN	13,000,000	USD	674,993	Citibank N.A.	4/17/19	(5,863)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	110,184,785	USD	5,678,955	Citibank N.A.	4/17/19	$(7,578)
MXN	159,470,000	USD	8,284,899	Citibank N.A.	4/17/19	(76,738)
USD	205,995	COP	659,689,200	Citibank N.A.	4/17/19	(7,558)
USD	854,221	EUR	750,000	Citibank N.A.	4/17/19	(2,392)
USD	919,208	EUR	800,000	Citibank N.A.	4/17/19	5,487
USD	924,952	EUR	800,000	Citibank N.A.	4/17/19	11,231
USD	1,137,657	EUR	1,000,000	Citibank N.A.	4/17/19	(4,494)
USD	2,073,231	EUR	1,800,000	Citibank N.A.	4/17/19	17,360
USD	2,610,989	EUR	2,300,000	Citibank N.A.	4/17/19	(15,958)
USD	2,761,428	EUR	2,400,000	Citibank N.A.	4/17/19	20,266
USD	19,328,995	EUR	16,651,788	Citibank N.A.	4/17/19	310,145
USD	915,432	JPY	100,000,000	Citibank N.A.	4/17/19	14,735
USD	9,974,209	JPY	1,071,565,937	Citibank N.A.	4/17/19	322,640
USD	34,993,113	JPY	3,759,100,203	Citibank N.A.	4/17/19	1,134,986
USD	770,052	MXN	15,000,000	Citibank N.A.	4/17/19	(2,021)
USD	6,746,109	MXN	130,689,000	Citibank N.A.	4/17/19	19,349
USD	9,795,360	RUB	664,566,199	Citibank N.A.	4/17/19	(214,716)
USD	441,160	SEK	3,904,000	Citibank N.A.	4/17/19	16,836
BRL	15,940,000	USD	4,251,914	JPMorgan Chase & Co.	4/17/19	(22,062)
CAD	28,290,000	USD	21,477,621	JPMorgan Chase & Co.	4/17/19	44,760
IDR	39,032,040,000	USD	2,778,081	JPMorgan Chase & Co.	4/17/19	(17,080)
MXN	1,000,000	USD	52,029	JPMorgan Chase & Co.	4/17/19	(558)
NZD	193,539	USD	131,061	JPMorgan Chase & Co.	4/17/19	869
USD	4,175,511	CAD	5,496,288	JPMorgan Chase & Co.	4/17/19	(5,938)
USD	7,767,324	KRW	8,665,460,000	JPMorgan Chase & Co.	4/17/19	51,113
USD	9,901,829	KRW	11,046,480,000	JPMorgan Chase & Co.	4/17/19	65,423
USD	7,319,068	PHP	386,520,000	JPMorgan Chase & Co.	4/17/19	(126,059)

Total						$2,302,793

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At February 28, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2019[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Bank of America N.A. (Republic of Korea, 7.125%, due 4/16/19)	$4,140,000	12/20/22	0.226%	1.000% quarterly	$(116,915)	$(73,050)	$(43,865)
Bank of America N.A. (Republic of Korea, 7.125%, due 4/16/19)	11,998,000	12/20/22	0.226%	1.000% quarterly	(338,826)	(126,352)	(212,474)
Deutsche Bank AG (Australia Government, 4.75%, due 4/21/27)	8,260,000	6/20/23	0.139%	1.000% quarterly	(292,132)	(274,903)	(17,229)

Total	$24,398,000				$(747,873)	$(474,305)	$(273,568)

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Markit CMBX.NA.AAA.10 Index)	$15,880,000	11/17/59	0.500% monthly	$(129,647)	$54,343	$(183,990)
Morgan Stanley & Co. Inc. (Markit CMBX.NA.AAA.10 Index)	15,950,000	11/17/59	0.500% monthly	(130,219)	80,481	(210,700)

Total	$31,830,000			$(259,866)	$134,824	$(394,690)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
2,540,640,000	MXN	4/5/21	28-Day MXN TIIE - Banxico every 28 days	7.351% every 28 days	$(14,445)	$(2,029,949)
29,396,000	GBP	10/26/21	1.271% semi-annually	6-month GBP LIBOR semi-annually	14,270	(48,180)
36,061,000	GBP	10/30/21	1.385% annually	3-month GBP LIBOR annually	—	(67,721)
268,674,000		12/18/21	3-month LIBOR quarterly	3.230% semi-annually	394,885	3,112,312

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	1,742,000,000	MXN	4/6/22	28-Day MXN TIIE - Banxico every 28 days	7.330% every 28 days	$(33,374)	$(1,816,265)
	92,006,000		8/31/22	3-month LIBOR quarterly	2.850% semi-annually	(299,181)	1,190,982
	55,706,000		3/20/24	3-month LIBOR quarterly	Daily U.S. Federal Funds Intraday Effective Rate + 0.310% quarterly	4,451	138,070
	59,276,000		12/18/29	3.300% semi annually	3-month LIBOR quarterly	(304,149)	(2,392,047)
	12,838,000		2/15/36	3-month LIBOR quarterly	3.000% semi annually	6,031	209,343
	16,576,000		5/15/44	2.875% semi-annually	3-month LIBOR quarterly	82,279	16,297
	9,472,000		5/15/44	3.000% semi annually	3-month LIBOR quarterly	6,067	(167,375)
	6,054,600,000	JPY	4/19/47	0.785% semi-annually	6-Month JPY LIBOR semi-annually	3,232,546	(5,368,404)

Total						$3,089,380	$(7,222,937)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A	117,723,000BRL	1/2/20	BRL-CDI**	8.410%**	—	$809,105
Citibank N.A.	24,000,000BRL	1/2/20	BRL-CDI**	8.410%**	$3,257	161,868
Citibank N.A.	40,800,000BRL	1/2/20	BRL-CDI**	8.410%**	20,856	272,208
Citibank N.A.	26,600,000BRL	1/2/20	BRL-CDI**	8.410%**	8,467	181,847
Citibank N.A.	12,497,000BRL	1/2/20	BRL-CDI**	8.410%**	7,530	81,881

Total					$40,110	$1,506,909

See Notes to Schedule of Investments.

WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2019

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.31 Index	$21,285,600	12/20/23	5.000% quarterly	$(1,326,242)	$(1,159,201)	$(167,041)
Markit CDX.NA.IG.31 Index	41,850,000	12/20/23	1.000% quarterly	(745,265)	(652,368)	(92,897)

Total	$63,135,600			$(2,071,507)	$(1,811,569)	$(259,938)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
GBP	— British Pound
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$340,038,699	—		$340,038,699
Corporate Bonds & Notes:
Financials	—	86,417,641	$0	*	86,417,641
Other Corporate Bonds & Notes	—	240,688,602	—		240,688,602
Sovereign Bonds	—	207,043,853	—		207,043,853
Collateralized Mortgage Obligations	—	147,333,432	—		147,333,432
Asset-Backed Securities	—	65,167,950	—		65,167,950
Non-U.S. Treasury Inflation Protected Securities	—	54,048,912	—		54,048,912
Senior Loans:
Communication Services	—	4,566,766	604,862		5,171,628
Health Care	—	4,455,657	784,660		5,240,317
Other Senior Loans	—	30,137,670	—		30,137,670
U.S. Treasury Inflation Protected Securities	—	40,502,333	—		40,502,333
Mortgage-Backed Securities	—	26,471,260	—		26,471,260
Municipal Bonds	—	5,435,032	—		5,435,032
Purchased Options:
Exchange-Traded Purchased Options	$1,446,381	—	—		1,446,381
OTC Purchased Options	—	306,420	—		306,420
Preferred Stocks	1,228,002	—	—		1,228,002

Total Long-Term Investments	2,674,383	1,252,614,227	1,389,522		1,256,678,132

Short-Term Investments:
Commercial Paper	—	24,045,345	—		24,045,345
Sovereign Bonds	—	1,865,035	—		1,865,035
Money Market Funds	—	64,287,775	—		64,287,775
Total Short-Term Investments	—	90,198,155	—		90,198,155

Total Investments	$2,674,383	$1,342,812,382	$1,389,522		$1,346,876,287

Notes to Schedule of Investments (unaudited) (continued)

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$7,951,619	—	—	$7,951,619
Forward Foreign Currency
Contracts	—	$4,204,015	—	4,204,015
Centrally Cleared Interest
Rate Swaps	—	4,667,004	—	4,667,004
OTC Interest Rate Swaps‡	—	1,547,019	—	1,547,019

Total Other Financial Instruments	$7,951,619	$10,418,038	—	$18,369,657

Total	$10,626,002	$1,353,230,420	$1,389,522	$1,365,245,944

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$1,449,334	—	—	$1,449,334
OTC Written Options	—	$588,893	—	588,893
Futures Contracts	12,826,957	—	—	12,826,957
Forward Foreign Currency Contracts	—	1,901,222	—	1,901,222
OTC Credit Default Swaps on Sovereign Issues - Buy Protection‡	—	747,873	—	747,873
Centrally Cleared Interest Rate Swaps	—	11,889,941	—	11,889,941
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	259,938	—	259,938
OTC Credit Default Swaps on Credit Indices - Buy Protection‡	—	259,866	—	259,866

Total	$14,276,291	$15,647,733	—	$29,924,024

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended February 28, 2019. The following transactions were effected in shares of such companies for the period ended February 28, 2019.

	Affiliate Value at May 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation	Affiliate Value at February 28, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$638,127,900	638,127,900	$573,840,125	573,840,125	—	$718,877	—	$64,287,775

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 23, 2019

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 23, 2019